Condensed Consolidated Interim Statement of Changes in Equity (Unaudited) - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings	Non-controlling interest
Equity beginning balance at Dec. 31, 2023	€ 7,976	€ 7,976	€ 5	€ 276	€ 287	€ (823)	€ 8,231	€ 0
Profit after taxes	811	797					797	14
Other comprehensive income	84	85				68	17	(1)
Total comprehensive income	895	882				68	814	13
Non-controlling interest established in connection with the Acquisition	468							468
Non-controlling interest as part of Acquisition	2							2
Cash flow hedge (gains)/losses transferred to goodwill relating to business combination	2	2				2
Cash flow hedge (gains)/losses transferred to cost of inventories	(24)	(24)				(24)
Tax effect on cash flow hedge (gains)/losses transferred to cost of inventories	7	7				7
Issue of shares during the period	11	11		11
Treasury shares acquired	(8)	(8)					(8)
Equity-settled share-based payment expense	20	20					20
Share-based payments tax effects	1	1					1
Dividends	(341)	(341)					(341)
Equity ending balance at Jun. 28, 2024	9,009	8,526	5	287	287	(770)	8,717	483
Equity beginning balance at Dec. 31, 2023	7,976	7,976	5	276	287	(823)	8,231	0
Treasury shares acquired							(7)
Equity ending balance at Dec. 31, 2024	8,985	8,489	5	307	287	(912)	8,802	496
Equity beginning balance at Dec. 31, 2023	7,976	7,976	5	276	287	(823)	8,231	0
Treasury shares acquired							(40)
Equity ending balance at Jun. 27, 2025	8,505	8,028	5	308	287	(1,522)	8,950	477
Equity beginning balance at Dec. 31, 2024	8,985	8,489	5	307	287	(912)	8,802	496
Profit after taxes	937	913					913	24
Other comprehensive income	(651)	(608)				(599)	(9)	(43)
Total comprehensive income	286	305				(599)	904	(19)
Cash flow hedge (gains)/losses transferred to cost of inventories	(15)	(15)				(15)
Tax effect on cash flow hedge (gains)/losses transferred to cost of inventories	4	4				4
Issue of shares during the period	1	1		1
Purchases of shares for equity settled Employee Share Purchase Plan	(9)	(9)					(9)
Treasury shares acquired	(33)	(33)					(33)
Equity-settled share-based payment expense	22	22					22
Share-based payments tax effects	(7)	(7)					(7)
Own shares purchased under share buyback programme	(365)	(365)					(365)
Dividends	(364)	(364)					(364)
Equity ending balance at Jun. 27, 2025	€ 8,505	€ 8,028	€ 5	€ 308	€ 287	€ (1,522)	€ 8,950	€ 477